EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2024	2023	2022
Numerator
Net income	$228,830	$255,863	$217,612

Denominator
Basic earnings per common share - weighted average shares	94,404,617	93,938,772	93,528,712
Effect of dilutive securities
Employee stock awards	1,001,102	1,157,295	1,058,139
Diluted earnings per common share - adjusted weighted average shares	95,405,719	95,096,067	94,586,851

Earnings per share available to common shareholders
Basic	$2.42	$2.72	$2.33
Diluted	$2.40	$2.69	$2.30